Vessel Operating Expenses and Voyage Expenses	6 Months Ended
Jun. 30, 2024
Vessel Operating Expenses and Voyage Expenses [Abstract]
Vessel Operating Expenses and Voyage Expenses
15.	Vessel Operating Expenses and Voyage Expenses:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2023	2024
Crew & crew related costs	11,487,787	7,443,322
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	4,945,421	3,546,818
Lubricants	1,453,131	775,910
Insurances	1,823,010	1,198,818
Tonnage taxes	458,174	352,854
Other	1,509,004	1,339,929
Total Vessel operating expenses	$21,676,527	$14,657,651

	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2023	2024
Brokerage commissions	831,742	878,439
Brokerage commissions - related party	655,431	463,672
Port & other expenses	306,616	615,366
Bunkers consumption	640,672	177,317
Loss / (Gain) on bunkers	264,079	(122,020)
Total Voyage expenses	$2,698,540	$2,012,774